INVENTORIES (Details) - Schedule of inventory average cost, net of provision for obsolescence - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory average cost, net of provision for obsolescence [Abstract]
Provision for obsolescence Technical stock	$ 42,979	$ 21,193
Provision for obsolescence Non-technical stock	4,651	11,610
Total	$ 47,630	$ 32,803